INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Current tax expenses	57	446	248
Deferred tax (benefits)/expenses	(9,922)	(2,876)	13,445
Income tax (benefits)/expenses	(9,865)	(2,430)	13,693

Schedule of deferred tax assets

	As of December 31,
	2023	2024
	US$	US$
Accrued expenses and other current liabilities	6,620	5,743
Net operating loss carry forwards	25,873	22,477
Intra-entity transfer of certain intangible assets	9,945	16,581
Total deferred tax assets	42,438	44,801
Less: valuation allowance	(10,037)	(27,336)
Deferred tax assets, net	32,401	17,465

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax (benefits)/expenses

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Loss before income tax	(55,894)	(34,629)	(57,904)
Tax effect at PRC enterprise income tax rate of 25%	(13,974)	(8,657)	(14,476)
Effect of preferential tax rates	4,426	274	(1,331)
Tax effect of permanence differences	(7,938)	(1,173)	3,284
Effect of income tax rate differences in other jurisdictions	2,388	3,020	8,917
Changes in valuation allowances	5,233	4,106	17,299
Income tax (benefits)/expenses	(9,865)	(2,430)	13,693